Analysis of cash and cash equivalents (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of cash and cash equivalents
Cash				£ 88,414	£ 94,832	£ 92,060
Cash equivalents				10,156	8,760	15,844
Cash and cash equivalents at 1 January	£ 98,570	£ 103,592	£ 107,904
Net cash outflow	24,035	(5,022)	(4,312)
Cash and cash equivalents at 31 December	122,605	98,570	103,592
Cash and balances at central banks				98,337	74,250	79,404
Treasury bills and debt securities				427	387	1,578
Loans and advances to banks				23,841	23,933	22,610
Total cash and cash equivalents	£ 98,570	£ 103,592	£ 107,904	122,605	98,570	103,592
Cash collateral posted with bank counterparties				£ 6,883	£ 6,661	£ 11,031